Notes Related to the Consolidated Statement of Income (Loss) - Summary of Main Assumptions Used to Determine Fair Value of Plans (Parenthetical) (Detail) - 2016 Plan [member] - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of operating income [line items]
Share price	€ 20.12
AGA 2018 [member]
Disclosure of detailed information of operating income [line items]
Performance criteria	ERYP2018: average price of the 40-quoted market share price days before the grant date, which was €20.12 at the grant date ERYPi : average price of the 40-quoted market share price days before the acquisition date, Tri: ERYPi / (ERYP2018-1) If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Grant In October 2016 [Member] | AGA 2016 [member]
Disclosure of detailed information of operating income [line items]
Performance criteria			ERYP2016: average price of the 40-quoted market share price days before the grant date, which was €20.22 at the grant date ERYPi : average price of the 40-quoted market share price days before the acquisition date, Tri: ERYPi / (ERYP2016-1) If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Share price			€ 20.22
Grant In January 2017 [Member] | AGA 2017 [member]
Disclosure of detailed information of operating income [line items]
Share price		€ 13.46
Grant In June 2017 [Member] | AGA 2017 [member]
Disclosure of detailed information of operating income [line items]
Performance criteria		ERYP2017: average price of the 40-quoted market share price days before the grant date (€13.46 for the plan granted in January 2017, €26.47 for the plan granted in June 2017, €24.48 for the plan granted in October 2017) ERYPi : average price of the 40-quoted market share price days before the acquisition date, Tri: ERYPi / (ERYP2017-1) If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Share price		€ 26.47
Grant In October2017 | AGA 2017 [member]
Disclosure of detailed information of operating income [line items]
Share price		€ 24.48